Income Taxes - Income Before Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Before Income Taxes
United States	$ 3,716	$ 3,795	$ 2,954
International	3,488	3,000	2,689
Income before income taxes	$ 7,204	$ 6,795	$ 5,643